UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10261

Pearl Mutual Funds

(Exact name of registrant as specified in charter)

2610 Park Avenue, PO Box 209, Muscatine, IA 52761

(Address of principal executive offices)

Robert H. Solt, President

2610 Park Avenue, Muscatine, IA 52761

(Name and address of agent for service)

Registrant’s telephone number, including area code: 563-288-2773

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1.	Schedule of Investments.

Pearl Total Return Fund

Holdings as of 9/30/08

Cusip	Equity Funds:	% Total Assets	Shares	Market Value
018920603	Allianz NFJ International Value (ANJIX)	9.25%	402,499.641	$7.840,693.01
256206103	Dodge & Cox International Stock (DODFX)	10.23%	261,501.901	$8,676,633.08
304871106	Fairholme Fund (FAIRX)	3.95%	113,668.559	$3,349,812.43
32008F200	First Eagle Overseas (SGOIX)	2.16%	92,021.493	$1,833,068.14
411511306	Harbor International (HAINX)	3.32%	53,793.710	$2,812,873.10
47803P807	John Hancock Balanced (SBVIX)	10.30%	658,026.855	$8,732,016.37
41013P608	John Hancock Large Cap Equity (JLVIX)	9.98%	347,521.351	$8,462,144.90
487300600	Keeley Mid Cap Value Fund (KMCVX)	1.66%	134,952.767	$1,410,256.42
494613607	Kinetics Paradigm Fund (KNPYX)	3.86%	160,028.203	$3,274,177.03
494613813	Kinetics Small Cap Opps (KSCYX)	2.19%	96,504.072	$1,853,843.22
577130206	Matthews Asian Growth & Income (MACSX)	11.84%	663,631.214	$10,034,103.96
653699751	Nicholas Applegate Intl Gr Opp (NAGPX)	2.22%	64,849.538	$1,878,042.62
413838509	Oakmark International Small Cap (OAKEX)	6.45%	481,706.224	$5,472,182.70
885215566	Thornburg International Value (TGVIX)	8.90%	312,182.488	$7,548,572.56
093001774	William Blair International Growth (BIGIX)	1.56%	68,729.245	$1,323,725.26

	Equity Funds Subtotal	87.87%		$74,502,144.80

	Income Funds:

693390700	PIMCo Total Return (PTTRX)	5.63%	463,988.946	$4,769,806.36

	Cash and Money Markets:

	Cash & Money Markets	6.50%	5,501,212.370	$5,501,212.37

	Portfolio Total	100.00%		$84,773,163.53

Pearl Aggressive Growth Fund

Holdings as of 9/30/08

Cusip	Equity Funds:	% Total Assets	Shares	Market Value
04314H808	Artisan International Small Cap (ARTJX)	11.07%	357,033.627	$5,098,440.19
316389873	Fidelity Leveraged Company Stock Fund (FLVCX)	10.93%	217,109.004	$5,034,757.80
471023655	Janus Contrarian Fund (JSVAX)	6.56%	217,105.639	$3,022,110.49
41013P608	John Hancock Large Cap Equity (JLVIX)	9.33%	176,411.771	$4,295,626.62
487301103	Keeley Small Cap Value (KSCVX)	12.06%	230,299.336	$5,554,819.98
494613607	Kinetics Paradigm Fund (KNPYX)	6.10%	137,264.991	$2,808,441.72
494613813	Kinetics Small Cap Opps (KSCYX)	5.04%	120,951.304	$2,323,474.55
52106N889	Lazard Emerging Markets Fund (LZEMX)	16.05%	428,043.696	$7,392,314.63
577130107	Matthews Pacific Tiger (MAPTX)	12.53%	307,252.323	$5,773,271.15
90330L402	US Global Eastern European (EUROX)	8.88%	414,824.681	$4,090,171.35

	Equity Funds Subtotal	98.55%		$45,393,428.48

	Cash and Money Markets:	1.45%	665,851.70	$665,851.70

	Portfolio Total	100.00%		$46,059,280.18

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the appropriate Filing Date and that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certification pursuant to Rule 30a-2(a) under the 1940 Act, attached hereto as Exhibit (a)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pearl Mutual Funds

By:	/s/ David M. Stanley
David M. Stanley
Secretary

Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following person on behalf of the registrant and in the capacities, and on the date indicated.

By:	/s/ Robert H. Solt
Robert H. Solt
President, Chief Executive Officer, Chief Operating Officer, Chief Financial Officer and Treasurer

Date:	November 26, 2008